UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288
                                   ---------

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
                (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 3/31/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                                  MARCH 31, 2006
--------------------------------------------------------------------------------

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        SEMIANNUAL REPORT AND SHAREHOLDER LETTER              INCOME
--------------------------------------------------------------------------------
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                                                         THIS DOCUMENT
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                         FRANKLIN
               STRATEGIC MORTGAGE PORTFOLIO              Eligible shareholders
                                                         can sign up for
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                                                         See inside for details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Strategic Mortgage Portfolio .....................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................    8

Financial Highlights and
Statement of Investments ..................................................   10

Financial Statements ......................................................   17

Notes to Financial Statements .............................................   20

Shareholder Information ...................................................   27

--------------------------------------------------------------------------------

Semiannual Report

Franklin Strategic Mortgage Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Strategic Mortgage Portfolio seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund normally focuses its investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the Fund's investments may include securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac. 1

This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2006.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

For the six months under review, Franklin Strategic Mortgage Portfolio - Class A delivered a +0.35% cumulative total return. The Fund underperformed its benchmark, the Citigroup Mortgage Index, which returned +0.56% for the same period. 2 For comparison, the Lipper U.S. Mortgage Funds Classification Average returned +0.24%, and the Lehman Brothers U.S. Treasury Index, a component

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund's prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund's yield and share price are not guaranteed and will fluctuate with market conditions.

2. Source: Standard & Poor's Micropal. The Citigroup Mortgage Index is the mortgage component of the Citigroup U.S. Broad Investment-Grade Bond Index and comprises 30- and 15-year GNMA, FNMA and FHLMC securities, and FNMA and FHLMC balloon mortgages. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
3/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA)                               44.6%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.(FHLMC)                                    30.6%
--------------------------------------------------------------------------------
Asset-Backed Securities and Commercial Mortgage-Backed Securities          21.2%
--------------------------------------------------------------------------------
Government National Mortgage Association (GNMA)                             2.8%
--------------------------------------------------------------------------------
Short-Term Investments                                                      0.8%
--------------------------------------------------------------------------------

of the Lehman Brothers U.S. Government Index, returned -0.51%. 3 You can find the Fund's long-term performance data in the Performance Summary on page 7.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy continued to grow during the six months under review. After gross domestic product growth decelerated from an annualized rate of 4.1% in third quarter 2005 to 1.7% in the fourth quarter, it rebounded to an estimated 4.8% annualized rate in first quarter 2006. Over the reporting period, nonfarm payroll data, as well as other indexes, showed growing employment. Consumer spending increased 6.4% (not adjusted for inflation) in March 2006 compared with the same month a year earlier, which supported the nation's economic progress. 4

Business spending also rose during the reporting period, contributing to economic growth. Historically low interest rates allowed many companies easy access to capital, and ample cash also helped some companies to support their spending plans. On the other hand, labor costs accelerated and business productivity fell unexpectedly during fourth quarter 2005, the first decline in nearly five years.

Oil prices climbed as high as $68 a barrel during the period. Prices were elevated partially by concerns about potential long-term supply limitations in the face of expected strong growth in global demand, especially from China and India, and the potential for supply disruptions stemming from geopolitical turmoil

3. Sources: Lipper Inc.; Standard & Poor's Micropal. The Lipper U.S. Mortgage Funds Classification Average is calculated by averaging the total return for all funds within the Lipper U.S. Mortgage Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper U.S. Mortgage Funds are defined as funds that invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. For the six-month period ended 3/31/06, the Lipper U.S. Mortgage Funds Classification Average consisted of 81 funds. Lipper calculations do not include sales charges. The Fund's performance relative to the average might have differed if these or other factors had been considered. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund's investment return and share price fluctuate with market conditions. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4.    Source: Bureau of Economic Analysis.


4 | Semiannual Report
in several major oil-producing countries. Sustained high commodity prices contributed to inflationary pressures, and inflation, while still subdued, rose somewhat. The Personal Consumption Expenditures (PCE) deflator, the Federal Reserve Board's (Fed's) preferred measure of inflation, reported inflation of 2.0% for core prices, and 2.9% overall for the 12 months ended March 31, 2006. 5 A more widely reported inflation index, the core Consumer Price Index (CPI), rose 2.1% for the same period. 6

During the six-month reporting period, the Fed raised the federal funds target rate to 4.75% from 3.75%. In March, at the first meeting of the Fed conducted by newly appointed Fed Chairman Ben Bernanke, the Fed acknowledged the economy's strength and mentioned it might still raise rates to balance the risks of sustainable economic growth and price stability. The market reacted to the statement by increasing yields (and lowering prices) across intermediate- and longer-term bonds.

The 10-year Treasury note fluctuated over the past six months, but overall its yield rose from 4.34% at the beginning of the period to 4.86% on March 31, 2006. The yield on the 30-year Treasury rose from 4.57% to 4.89% during the same period. Short-term interest rates rose more than intermediate- and long-term rates, and the yield curve flattened as the spread between short-term and long-term rates generally narrowed and even inverted at some points along the yield curve.

INVESTMENT STRATEGY

We invest at least 80% of the Fund's net assets in mortgage securities. Normally we focus on mortgage pass-through securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac. At least 65% of total assets are invested in securities rated AAA by Standard & Poor's (S&P) Rating Group or Aaa by Moody's Investors Service (Moody's), independent credit rating agencies. The remaining 35% of portfolio securities will be rated at least BBB by S&P or Baa by Moody's or, if unrated, securities will be deemed of comparable quality by the Fund's manager. We analyze securities using research to help identify attractive investment opportunities.

5. Source: Bureau of Economic Analysis. The chain-type price index (or deflator) measures the inflation rate for individual expenditures on goods and services as measured by PCE. The PCE is included in the BEA's report on gross domestic product. The core PCE deflator excludes food and energy costs.

6. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

DIVIDEND DISTRIBUTIONS*
10/1/05-3/31/06

----------------------------------------------------------------------------
MONTH                                                     DIVIDEND PER SHARE
----------------------------------------------------------------------------
October                                                         4.0156 cents
----------------------------------------------------------------------------
November                                                        4.0573 cents
----------------------------------------------------------------------------
December                                                        3.9307 cents
----------------------------------------------------------------------------
January                                                         4.1913 cents
----------------------------------------------------------------------------
February                                                        4.0761 cents
----------------------------------------------------------------------------
March                                                           4.1401 cents
----------------------------------------------------------------------------
TOTAL                                                          24.4111 CENTS
----------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                           Semiannual Report | 5

MANAGER'S DISCUSSION

Our research shows that over the past 5-, 10- and 15-year time periods, mortgage-backed securities, agency debentures and mortgage-related asset-backed securities (ABS) have offered attractive risk-adjusted returns when compared with a variety of asset classes including U.S. Treasury securities, investment grade and high yield corporate bonds, and large- and small-capitalization stocks. These time periods include various credit, prepayment, economic and interest rate cycles. In general, the sectors in which the Fund invests tend to outperform comparable maturity Treasury securities during rising interest rate environments because of their higher income and lower volatility.

During the reporting period, we looked for value in housing-related ABS. These securities have historically offered investors attractive risk-adjusted returns and relatively low volatility.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ Roger A. Bayston

                      Roger A. Bayston, CFA
                      Portfolio Manager
                      Franklin Strategic Mortgage Portfolio

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 3/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------
CLASS A (SYMBOL: FSMIX)                           CHANGE  3/31/06  9/30/05
---------------------------------------------------------------------------
Net Asset Value (NAV)                             -$0.21  $  9.52  $  9.73
---------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-3/31/06)
---------------------------------------------------------------------------
Dividend Income                        $0.244111
---------------------------------------------------------------------------

PERFORMANCE 1

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE.

--------------------------------------------------------------------------------
CLASS A                               6-MONTH          1-YEAR   5-YEAR  10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 2              +0.35%          +2.19%  +26.09%  +82.38%
--------------------------------------------------------------------------------
Average Annual Total Return 3          -3.90%          -2.11%   +3.84%   +5.73%
--------------------------------------------------------------------------------
   Distribution Rate 4                          4.88%
--------------------------------------------------------------------------------
   30-Day Standardized Yield 5                  4.38%
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge. Six-month return has not been annualized.

4. Distribution rate is based on the sum of distributions per share for the last 30 days of March and the maximum offering price of $9.94 on 3/31/06.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/06.


                                                           Semiannual Report | 7

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


8 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                     VALUE 10/1/05    VALUE 3/31/06   PERIOD* 10/1/05-3/31/06
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000          $1,003.50              $2.75
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000          $1,022.19              $2.77
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                           Semiannual Report | 9

Franklin Strategic Mortgage Portfolio

FINANCIAL HIGHLIGHTS

                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     MARCH 31, 2006                        YEAR ENDED SEPTEMBER 30,
                                                       (UNAUDITED)             2005        2004        2003        2002        2001
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............   $           9.73      $    9.96   $   10.06   $   10.36   $   10.27   $    9.77
                                                    -------------------------------------------------------------------------------
Income from investment operations:

   Net investment income a ......................              0.205          0.391       0.328       0.285       0.488       0.657

   Net realized and unrealized gains (losses) ...             (0.171)        (0.123)      0.112       0.048       0.280       0.539
                                                    -------------------------------------------------------------------------------
Total from investment operations ................              0.034          0.268       0.440       0.333       0.768       1.196
                                                    -------------------------------------------------------------------------------
Less distributions from:

   Net investment income ........................             (0.244)        (0.498)     (0.540)     (0.542)     (0.596)     (0.693)

   Net realized gains ...........................                 --             --          --      (0.091)     (0.082)         --
                                                    -------------------------------------------------------------------------------
Total distributions .............................             (0.244)        (0.498)     (0.540)     (0.633)     (0.678)     (0.693)
                                                    -------------------------------------------------------------------------------
Redemption fees .................................                 -- d           -- d        -- d        --          --          --
                                                    -------------------------------------------------------------------------------

Net asset value, end of period ..................   $           9.52      $    9.73   $    9.96   $   10.06   $   10.36   $   10.27
                                                    ===============================================================================

Total return b ..................................               0.35%          2.74%       4.41%       3.40%       7.79%      12.60%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............   $        316,348      $ 367,759   $ 376,848   $ 421,827   $ 407,701   $ 188,330

Ratios to average net assets:

   Expenses .....................................               0.55% e        0.55%       0.54%       0.52%       0.54%       0.64%

   Expenses net of waiver and payments by
     affiliate ..................................               0.55% e,f      0.55%       0.54%       0.52%       0.25%         --%

   Net investment income ........................               4.35% e        3.97%       3.29%       2.79%       4.78%       5.98%

Portfolio turnover rate .........................              97.83%        160.36%     245.18%     288.41%     219.99%     310.95%

Portfolio turnover rate excluding mortgage dollar
  rolls c .......................................              16.69%         36.26%      50.14%     125.17%      87.47%      87.91%

a Based on average daily shares outstanding for years ended September 30, 2001 through September 30, 2004.

b Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

c     See Note 1(d) regarding mortgage dollar rolls.

d     Amount is less than $0.001 per share.

e     Annualized.

f     Benefit of expense reduction is less than 0.01%.


10 | See notes to financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 118.0%
   MORTGAGE-BACKED SECURITIES 92.8%
 a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 3.9%
   FHLMC, 4.75%, 4/01/17 ................................................................    $       99,218    $     100,307
   FHLMC, 5.198%, 11/01/16 ..............................................................           581,089          583,508
   FHLMC, 5.221%, 1/01/32 ...............................................................           422,943          432,148
   FHLMC, 5.25%, 4/01/18 ................................................................           155,801          158,330
   FHLMC, 5.288%, 5/01/22 ...............................................................           101,060          103,065
   FHLMC, 5.335%, 10/01/18 ..............................................................           314,071          315,977
   FHLMC, 5.353%, 5/01/20 ...............................................................           345,471          350,044
   FHLMC, 5.451%, 4/01/24 ...............................................................           422,883          425,442
   FHLMC, 5.536%, 11/01/25 ..............................................................           106,240          107,995
   FHLMC, 5.602%, 7/01/22 ...............................................................         2,108,808        2,142,595
   FHLMC, 5.829%, 7/01/24 ...............................................................           323,264          329,844
   FHLMC, 5.898%, 11/01/25 ..............................................................           681,104          693,042
   FHLMC, 5.918%, 1/01/28 ...............................................................           479,811          482,670
   FHLMC, 5.965%, 7/01/30 ...............................................................           750,649          754,594
   FHLMC, 6.033%, 12/01/30 ..............................................................           263,642          271,805
   FHLMC, 6.051%, 5/01/30 ...............................................................           494,068          510,351
   FHLMC, 6.081%, 9/01/27 ...............................................................           290,989          296,267
   FHLMC, 6.139%, 3/01/19 ...............................................................           299,048          306,263
   FHLMC, 6.145%, 8/01/31 ...............................................................           125,501          125,967
   FHLMC, 6.422%, 1/01/31 ...............................................................           542,812          554,152
   FHLMC, 6.567%, 4/01/31 ...............................................................            71,284           72,881
   FHLMC, 6.779%, 4/01/30 ...............................................................         2,920,806        2,949,721
   FHLMC, 6.87%, 11/01/19 ...............................................................           256,943          265,595
                                                                                                               -------------
                                                                                                                  12,332,563
                                                                                                               -------------
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 32.5%
   FHLMC Gold 15 Year, 4.50%, 10/01/18 ..................................................         9,759,146        9,338,153
   FHLMC Gold 15 Year, 4.50%, 11/01/18 ..................................................         4,559,967        4,362,888
   FHLMC Gold 15 Year, 4.50%, 11/01/18 - 3/01/20 ........................................         7,301,081        6,978,022
   FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 ........................................         4,801,915        4,692,172
   FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 .........................................             6,326            6,421
   FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 .........................................             7,738            7,947
   FHLMC Gold 15 Year, 7.50%, 4/01/10 ...................................................             3,204            3,313
   FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 ........................................           151,944          157,275
   FHLMC Gold 20 Year, 6.50%, 2/01/19 ...................................................           930,576          956,106
 b FHLMC Gold 30 Year, 5.00%, 4/01/33 ...................................................        12,188,000       11,597,638
   FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 ........................................         6,086,824        5,796,996
   FHLMC Gold 30 Year, 5.00%, 7/01/35 ...................................................         8,624,887        8,211,025
 b FHLMC Gold 30 Year, 5.50%, 4/01/33 ...................................................        17,000,000       16,601,554
   FHLMC Gold 30 Year, 5.50%, 9/01/33 ...................................................           640,878          627,169
   FHLMC Gold 30 Year, 5.50%, 1/01/35 ...................................................        14,470,886       14,154,910
   FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 .........................................           734,386          735,388
   FHLMC Gold 30 Year, 6.00%, 8/01/34 ...................................................         4,923,973        4,931,531
   FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 ........................................         1,538,090        1,575,391
   FHLMC Gold 30 Year, 7.00%, 9/01/21 - 7/01/32 .........................................         5,008,046        5,163,441
   FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 ........................................         1,337,407        1,397,661
   FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 .........................................           224,727          239,489


                                                          Semiannual Report | 11

Franklin Strategic Mortgage Portfolio

----------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MORTGAGE-BACKED SECURITIES (CONTINUED)
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
   FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 ........................................    $      594,065    $     627,458
   FHLMC Gold 30 Year, 9.00%, 9/01/30 ...................................................           668,146          733,034
   FHLMC Gold 30 Year, 9.25%, 12/01/08 ..................................................            54,924           55,455
   FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 ........................................         1,778,670        1,946,079
   FHLMC PC 20 Year, 8.50%, 5/01/17 .....................................................         1,455,667        1,548,270
   FHLMC PC 25 Year, 9.25%, 8/01/14 .....................................................             7,548            8,113
   FHLMC PC 25 Year, 9.50%, 12/01/09 ....................................................            69,566           72,028
   FHLMC PC 30 Year, 8.00%, 4/01/08 .....................................................             3,469            3,537
   FHLMC PC 30 Year, 8.50%, 2/01/17 .....................................................            15,794           16,881
   FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ...........................................             5,462            5,751
   FHLMC PC 30 Year, 9.125%, 9/01/17 ....................................................             4,608            4,956
   FHLMC PC 30 Year, 9.25%, 3/01/10 .....................................................               188              189
   FHLMC PC 30 Year, 9.50%, 8/01/19 .....................................................           192,191          206,747
                                                                                                               -------------
                                                                                                                 102,762,988
                                                                                                               -------------
 a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 12.1%
   FNMA, 4.233%, 9/01/33 ................................................................         3,050,624        2,851,166
   FNMA, 4.263%, 1/01/35 ................................................................           888,445          874,116
   FNMA, 4.546%, 1/01/18 ................................................................         3,092,162        3,090,230
   FNMA, 4.635%, 11/01/32 ...............................................................         1,292,644        1,290,498
   FNMA, 4.733%, 10/01/32 ...............................................................         3,898,195        3,902,427
   FNMA, 4.782%, 5/01/35 ................................................................         5,884,319        5,886,352
   FNMA, 4.809%, 10/01/19 ...............................................................           536,530          536,192
   FNMA, 4.841%, 11/01/34 ...............................................................           247,318          247,828
   FNMA, 4.986%, 12/01/31 ...............................................................           228,390          233,511
   FNMA, 5.107%, 7/01/14 ................................................................           534,967          540,379
   FNMA, 5.138%, 8/01/26 ................................................................           384,449          388,792
   FNMA, 5.156%, 7/01/17 ................................................................           262,500          263,429
   FNMA, 5.268%, 6/01/17 ................................................................           207,738          207,889
   FNMA, 5.27%, 7/01/27 .................................................................           312,190          319,946
   FNMA, 5.302%, 4/01/21 ................................................................           100,197          101,418
   FNMA, 5.32%, 5/01/28 .................................................................           806,484          821,354
   FNMA, 5.337%, 8/01/29 ................................................................            87,962           88,017
   FNMA, 5.465%, 5/01/21 ................................................................           481,542          488,898
   FNMA, 5.478%, 4/01/33 ................................................................         2,651,863        2,674,012
   FNMA, 5.483%, 11/01/28 ...............................................................           165,636          169,157
   FNMA, 5.55%, 5/01/25 - 8/01/32 .......................................................            42,572           43,856
   FNMA, 5.566%, 8/01/30 ................................................................           206,821          210,821
   FNMA, 5.585%, 11/01/31 ...............................................................         1,190,426        1,223,510
   FNMA, 5.681%, 10/01/29 ...............................................................           555,205          574,550
   FNMA, 5.756%, 8/01/29 ................................................................           204,813          211,222
   FNMA, 5.758%, 7/01/19 ................................................................         2,349,365        2,381,202
   FNMA, 5.784%, 2/01/32 ................................................................           334,082          336,302
   FNMA, 5.882%, 10/01/32 ...............................................................           276,413          281,217
   FNMA, 5.917%, 12/01/22 ...............................................................           335,732          339,493
   FNMA, 5.938%, 7/01/26 ................................................................            82,991           84,133
   FNMA, 5.995%, 5/01/30 ................................................................           201,908          205,303


12 | Semiannual Report

Franklin Strategic Mortgage Portfolio

----------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MORTGAGE-BACKED SECURITIES (CONTINUED)
 a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
   FNMA, 6.00%, 9/01/18 .................................................................    $       58,890    $      58,867
   FNMA, 6.059%, 5/01/27 - 7/01/31 ......................................................         1,983,419        2,004,381
   FNMA, 6.074%, 10/01/24 ...............................................................           529,758          543,891
   FNMA, 6.091%, 4/01/18 ................................................................            61,265           62,549
   FNMA, 6.093%, 7/01/25 ................................................................           192,432          196,092
   FNMA, 6.109%, 7/01/31 ................................................................            81,448           84,520
   FNMA, 6.112%, 4/01/31 ................................................................           124,391          125,331
   FNMA, 6.13%, 5/01/27 .................................................................         1,219,715        1,242,413
   FNMA, 6.172%, 5/01/31 ................................................................            30,442           31,826
   FNMA, 6.211%, 12/01/24 ...............................................................           154,032          155,650
   FNMA, 6.285%, 6/01/31 ................................................................           493,184          501,872
   FNMA, 6.291%, 1/01/17 ................................................................           903,320          901,539
   FNMA, 6.339%, 8/01/27 ................................................................           172,706          176,256
   FNMA, 6.37%, 9/01/32 .................................................................           456,817          471,983
   FNMA, 6.42%, 6/01/25 .................................................................           278,351          283,090
   FNMA, 6.443%, 4/01/18 ................................................................           222,032          226,675
   FNMA, 6.566%, 4/01/27 ................................................................           365,972          369,353
   FNMA, 7.043%, 10/01/29 ...............................................................            32,143           32,439
                                                                                                               -------------
                                                                                                                  38,335,947
                                                                                                               -------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 41.0%
   FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 ...............................................         6,568,224        6,411,323
   FNMA 15 Year, 5.00%, 7/01/18 .........................................................         5,536,305        5,414,231
   FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ...............................................         5,367,700        5,343,275
   FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 ..............................................           499,824          511,847
   FNMA 15 Year, 7.00%, 11/01/11 ........................................................             1,620            1,665
   FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ...............................................            46,376           48,156
   FNMA 20 Year, 6.50%, 5/01/16 - 5/01/19 ...............................................         4,825,715        4,962,441
 b FNMA 30 Year, 5.00%, 4/01/33 .........................................................        33,000,000       31,422,204
   FNMA 30 Year, 5.00%, 4/01/34 .........................................................         1,610,147        1,536,114
   FNMA 30 Year, 5.50%, 9/01/33 - 3/01/36 ...............................................        11,088,676       10,854,672
   FNMA 30 Year, 5.50%, 11/01/34 ........................................................        19,877,974       19,438,051
   FNMA 30 Year, 6.00%, 12/01/23 - 3/01/36 ..............................................         7,506,377        7,515,239
 b FNMA 30 Year, 6.00%, 5/01/32 .........................................................        19,000,000       18,976,250
   FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 ..............................................         9,987,255       10,221,504
   FNMA 30 Year, 7.00%, 6/01/24 - 10/01/32 ..............................................         2,195,281        2,264,233
   FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ...............................................           613,861          641,976
   FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ...............................................           107,705          114,906
   FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 .............................................         1,539,455        1,654,438
   FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 ...............................................           483,628          508,344
   FNMA 30 Year, 9.25%, 10/01/09 ........................................................             9,398            9,472
   FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ..............................................           743,993          808,045
   FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 ..............................................           516,248          565,237
   FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ..............................................            64,752           70,781
   FNMA 30 Year, 11.00%, 10/01/15 .......................................................            20,673           22,546
   FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ..............................................             5,389            5,942
   FNMA 30 Year, 12.50%, 12/01/13 .......................................................             1,209            1,337
   FNMA GL 20 Year, 10.00%, 8/01/15 .....................................................            58,386           63,981


                                                          Semiannual Report | 13

Franklin Strategic Mortgage Portfolio

----------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MORTGAGE-BACKED SECURITIES (CONTINUED)
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
   FNMA GL 30 Year, 9.00%, 11/01/11 .....................................................    $      209,509    $     220,175
   FNMA PL 30 Year, 10.00%, 9/01/20 .....................................................            25,284           27,789
                                                                                                               -------------
                                                                                                                 129,636,174
                                                                                                               -------------
 a GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
   GNMA, 4.75%, 7/20/27 .................................................................           408,879          411,639
   GNMA, 5.125%, 11/20/25 ...............................................................           126,333          127,292
                                                                                                               -------------
                                                                                                                     538,931
                                                                                                               -------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.1%
   GNMA I SF 15 Year, 7.00%, 4/15/14 ....................................................            74,466           77,054
   GNMA I SF 15 Year, 8.00%, 9/15/15 ....................................................            34,902           37,206
   GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ..........................................           942,939          978,306
   GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ..........................................         1,068,599        1,112,304
   GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 ........................................           155,500          163,482
   GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ..........................................           559,499          596,135
   GNMA I SF 30 Year, 8.25%, 4/15/08 - 5/15/21 ..........................................           350,238          371,737
   GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ..........................................           607,426          655,095
   GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 ..........................................           207,019          217,980
   GNMA I SF 30 Year, 9.50%, 10/15/09 - 10/15/20 ........................................           149,273          157,409
   GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 ........................................            10,529           11,624
   GNMA I SF 30 Year, 10.50%, 1/15/16 ...................................................             1,193            1,321
   GNMA II SF 15 Year, 9.00%, 8/20/06 ...................................................                14               13
   GNMA II SF 30 Year, 6.00%, 6/20/34 ...................................................         1,849,533        1,866,335
   GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 .........................................         1,738,593        1,784,697
   GNMA II SF 30 Year, 7.00%, 3/20/27 - 11/20/32 ........................................           418,689          433,528
   GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 ........................................         1,057,168        1,101,999
   GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 .........................................           268,422          283,577
   GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 .........................................            89,658           95,722
   GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 ........................................            12,580           13,583
   GNMA II SF 30 Year, 10.50%, 6/20/20 ..................................................                29               32
                                                                                                               -------------
                                                                                                                   9,959,139
                                                                                                               -------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $299,796,977) .................................                        293,565,742
                                                                                                               -------------
   ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 25.2%
   FINANCE 25.2%
 a AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 5.458%, 12/22/27 .......................         1,008,770        1,009,524
   Bear Stearns Commercial Mortgage Securities Inc., 2005-PWR10, A4, 5.405%, 12/11/40 ...         3,000,000        2,961,176
   CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 ................         2,250,000        2,145,032
 a Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 ....................           223,682          223,831
   Countrywide Asset-Backed Certificates,
       2004-7, AF4, 4.774%, 8/25/32 .....................................................         2,862,000        2,837,253
       2004-12, AF6, 4.634%, 3/25/35 ....................................................         2,850,000        2,692,807
       2004-13, AF6, 4.581%, 4/25/35 ....................................................           750,000          704,706
       2005-10, AF6, 4.915%, 2/25/36 ....................................................         3,250,000        3,106,375
       2005-11, AF4, 5.21%, 2/25/36 .....................................................         5,000,000        4,841,223
       2005-12, 2A5, 5.245%, 2/25/36 ....................................................         3,000,000        2,885,464


14 | Semiannual Report

Franklin Strategic Mortgage Portfolio

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
    FINANCE (CONTINUED)
    Equity One ABS Inc., 2004-1, AF6, 4.205%, 4/25/34 ....................................    $    5,000,000    $   4,705,303
  a First Franklin Mortgage Loan Asset Backed Certificate, 2004-FF11, 1A2, FRN, 5.168%,
      1/25/35 ............................................................................         3,672,414        3,678,979
    FNMA, G93-33, K, 7.00%, 9/25/23 ......................................................         2,974,978        3,075,218
    GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%, 1/10/38 ...................         1,262,683        1,217,791
    Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%, 6/10/36 ............         5,000,000        4,915,880
    JP Morgan Chase Commercial Mortgage Sec Corp.,
      a 2004-CB9, A4, 5.38%, 6/12/41 .....................................................         3,779,632        3,763,471
        2004-LN2, A2, 5.115%, 7/15/41 ....................................................           557,685          539,779
  a Morgan Stanley Capital I, 2004-IQ7, A4, 5.432%, 6/15/38 ..............................         6,000,000        5,956,541
    Popular ABS Mortgage Pass-Through Trust, 2005-3, AF6, 4.759%, 7/25/35 ................         4,750,000        4,541,284
    Residential Asset Mortgage Products Inc.,
        2003-RS11, AI4, 4.257%, 6/25/29 ..................................................           299,303          298,268
      a 2004-RS11, A1, FRN, 4.958%, 2/25/26 ..............................................         2,471,536        2,473,573
    Residential Asset Securities Corp.,
      a 2000-KS2, AII, FRN, 5.318%, 3/25/30 ..............................................         1,198,270        1,199,058
        2004-KS1, AI4, 4.213%, 4/25/32 ...................................................         2,500,000        2,463,448
    Residential Funding Mortgage Securities II,
        2004-HI2, A4, 5.24%, 9/25/18 .....................................................         5,000,000        4,974,854
        2005-HI1, A4, 4.70%, 8/25/34 .....................................................         4,000,000        3,884,934
  a Structured Asset Securities Corp., 2005-SC1, 1A1, FRN, 5.088%, 5/25/31 ...............         1,614,465        1,614,212
  a Travelers Mortgage Services Inc., 1998-5A, A, 4.57%, 12/25/18 ........................           231,320          230,323
    Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 ............................           100,000          101,137
    Wells Fargo Home Equity Trust, 2004-2, AI5, 4.89%, 11/25/28 ..........................         6,868,000        6,760,852
                                                                                                                -------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
      (COST $82,170,252) .................................................................                         79,802,296
                                                                                                                -------------
    TOTAL LONG TERM INVESTMENTS (COST $381,967,229) ......................................                        373,368,038
                                                                                                                -------------
    SHORT TERM INVESTMENTS 1.0%
    U.S. GOVERNMENT SECURITIES (COST $99,316) 0.1%
c,d U.S. Treasury Bill, 5/25/06 ..........................................................           100,000           99,356
                                                                                                                -------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $382,066,545) .......................                        373,467,394
                                                                                                                -------------


                                                          Semiannual Report | 15

Franklin Strategic Mortgage Portfolio

----------------------------------------------------------------------------------------------------------
                                                                                   SHARES        VALUE
----------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MONEY MARKET FUND (COST $2,915,422) 0.9%
 e Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% .....    2,915,422   $   2,915,422
                                                                                             -------------
   TOTAL INVESTMENTS (COST $384,981,967) 119.0% .............................                  376,382,816
   OTHER ASSETS, LESS LIABILITIES (19.0)% ...................................                  (60,034,326)
                                                                                             -------------
   NET ASSETS 100.0% ........................................................                $ 316,348,490
                                                                                             =============

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note
GL  - Government Guaranteed Loan
PC  - Participation Certificate
PL  - Project Loan
SF  - Single Family

a     The coupon rate shown represents the rate at period end.

b     See Note 1(b) regarding securities purchased on a to-be-announced basis.

c A portion or all of the security is traded on a discount basis with no stated coupon rate.

d     On deposit with broker for initial margin on futures contracts (Note
      1(c)).

e See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


16 | See notes to financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .............................   $ 382,066,545
      Cost - Sweep Money Fund (Note 7) ........................       2,915,422
                                                                  -------------
      Total cost of investments ...............................   $ 384,981,967
                                                                  =============
      Value - Unaffiliated issuers ............................   $ 373,467,394
      Value - Sweep Money Fund (Note 7) .......................       2,915,422
                                                                  -------------
      Total value of investments ..............................     376,382,816
   Receivables:
      Investment securities sold ..............................      19,226,630
      Capital shares sold .....................................         274,191
      Interest ................................................       1,426,088
                                                                  -------------
         Total assets .........................................     397,309,725
                                                                  -------------
Liabilities:
   Payables:
      Investment securities purchased .........................      79,253,349
      Capital shares redeemed .................................       1,243,889
      Affiliates ..............................................         123,592
      Variation margin ........................................           7,500
      Distributions to shareholders ...........................         221,338
   Accrued expenses and other liabilities .....................         111,567
                                                                  -------------
         Total liabilities ....................................      80,961,235
                                                                  -------------
            Net assets, at value ..............................   $ 316,348,490
                                                                  =============
Net assets consist of:
   Paid-in capital ............................................   $ 340,485,442
   Distributions in excess of net investment income ...........      (1,644,457)
   Net unrealized appreciation (depreciation) .................      (8,674,346)
   Accumulated net realized gain (loss) .......................     (13,818,149)
                                                                  -------------
            Net assets, at value ..............................   $ 316,348,490
                                                                  =============
CLASS A:
   Net assets, at value .......................................   $ 316,348,490
                                                                  =============
   Shares outstanding .........................................      33,242,999
                                                                  =============
   Net asset value per share a ................................   $        9.52
                                                                  =============
   Maximum offering price per share (net asset value per
      share / 95.75%) .........................................   $        9.94
                                                                  =============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 17

Franklin Strategic Mortgage Portfolio

STATEMENT OF OPERATIONS
for the six months ended March 31, 2006 (unaudited)

Investment income:
   Dividends from Sweep Money Fund (Note 7) .............................   $   195,944
   Interest .............................................................     8,205,355
                                                                            -----------
         Total investment income ........................................     8,401,299
                                                                            -----------
Expenses:
   Management fees (Note 3a) ............................................       658,531
   Transfer agent fees (Note 3d) ........................................       200,097
   Custodian fees (Note 4) ..............................................         4,111
   Reports to shareholders ..............................................        31,684
   Registration and filing fees .........................................        22,321
   Professional fees ....................................................        10,821
   Trustees' fees and expenses ..........................................        13,287
   Other ................................................................         5,956
                                                                            -----------
         Total expenses .................................................       946,808
         Expense reductions (Note 4) ....................................          (274)
                                                                            -----------
            Net expenses ................................................       946,534
                                                                            -----------
               Net investment income ....................................   $ 7,454,765
                                                                            -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .......................................................      (990,905)
      Financial futures contracts .......................................        (2,022)
                                                                            -----------
               Net realized gain (loss) .................................      (992,927)
                                                                            -----------
   Net change in unrealized appreciation (depreciation) on investments ..    (5,395,288)
                                                                            -----------
Net realized and unrealized gain (loss) .................................    (6,388,215)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations .........   $ 1,066,550
                                                                            ===========


18 | See notes to financial statements. | Semiannual Report

Franklin Strategic Mortgage Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        --------------------------------------
                                                                                        SIX MONTHS ENDED
                                                                                         MARCH 31, 2006         YEAR ENDED
                                                                                           (UNAUDITED)      SEPTEMBER 30, 2005
                                                                                        --------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .........................................................   $      7,454,765    $       15,087,197
      Net realized gain (loss) from investments and financial futures contracts .....           (992,927)            1,696,373
      Net change in unrealized appreciation (depreciation) on investments ...........         (5,395,288)           (6,505,039)
                                                                                        --------------------------------------
         Net increase (decrease) in net assets resulting from operations ............          1,066,550            10,278,531
   Distributions to shareholders from net investment income .........................         (8,711,973)          (19,157,429)
   Capital share transactions (Note 2) ..............................................        (43,770,871)             (212,871)
   Redemption fees ..................................................................              5,988                 2,497
                                                                                        --------------------------------------
         Net increase (decrease) in net assets ......................................        (51,410,306)           (9,089,272)
Net assets:
   Beginning of period ..............................................................        367,758,796           376,848,068
                                                                                        --------------------------------------
   End of period ....................................................................   $    316,348,490    $      367,758,796
                                                                                        ======================================
Distributions in excess of net investment income included in net assets:
   End of period ....................................................................   $     (1,644,457)   $         (387,249)
                                                                                        ======================================


                     Semiannual Report | See notes to financial statements. | 19

Franklin Strategic Mortgage Portfolio

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (the Fund).

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


20 | Semiannual Report

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. FUTURES CONTRACTS

The Fund may purchase financial futures contracts to gain exposure to market changes. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the Fund's custodian in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the Fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include the possibility there may be an illiquid secondary market and/or a change in the value of the contract may not correlate with the changes in the value of the underlying securities.

D. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counter-party to fulfill its obligations.

E. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                          Semiannual Report | 21

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


22 | Semiannual Report

Franklin Strategic Mortgage Portfolio

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                        -----------------------------------------------------
                                             SIX MONTHS ENDED              YEAR ENDED
                                              MARCH 31, 2006           SEPTEMBER 30, 2005
                                        -----------------------------------------------------
                                           SHARES       AMOUNT        SHARES       AMOUNT
                                        -----------------------------------------------------
Shares sold .........................     2,009,352  $ 19,361,864    7,456,991  $  73,749,930
Shares issued in reinvestment
   of distributions .................       759,003     7,300,578    1,619,656     15,988,181
Shares redeemed .....................    (7,311,971)  (70,433,313)  (9,114,072)   (89,950,982)
                                        -----------------------------------------------------
Net increase (decrease) .............    (4,543,616) $(43,770,871)     (37,425) $    (212,871)
                                        =====================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
SUBSIDIARY                                                              AFFILIATION
----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                      Investment manager
Franklin Templeton Services, LLC (FT Services)                          Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                    Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)           Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
 ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
       0.40%              First $250 million
       0.38%              Over $250 million, up to and including $500 million
       0.36%              In excess of $500 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


                                                          Semiannual Report | 23

Franklin Strategic Mortgage Portfolio

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received a ......................   $ 16,432
Contingent deferred sales charges retained ........   $  6,111

a     Net of commissions paid to unaffiliated broker/dealers.

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $200,097, of which $111,233 was retained by Investor Services.

E. OTHER AFFILIATED TRANSACTIONS

At March 31, 2006, Advisers owned 20.46% of the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At September 30, 2005, the Fund had tax basis capital losses which may be carried over to offset future capital gains, if any. The capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2012 ......................................  $   6,223,578
   2013 ......................................      4,584,050
                                                -------------
                                                $  10,807,628
                                                =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar rolls and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, mortgage dollar rolls, financial futures transactions, and paydown losses.


24 | Semiannual Report

Franklin Strategic Mortgage Portfolio

5. INCOME TAXES (CONTINUED)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2005, the Fund deferred realized capital losses of $1,999,571.

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments ..........................................   $  385,299,197
                                                                 ==============

Unrealized appreciation ......................................   $      262,428
Unrealized depreciation ......................................       (9,178,809)
                                                                 --------------
Net unrealized appreciation (depreciation) ...................   $   (8,916,381)
                                                                 ==============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2006, aggregated $374,244,960 and $395,194,508, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FINANCIAL FUTURES CONTRACTS

At March 31, 2006, the Fund had the following financial futures contracts outstanding:

------------------------------------------------------------------------------------------
                                       NUMBER OF                   CONTRACT   UNREALIZED
CONTRACTS TO BUY                       CONTRACTS  DELIVERY DATES  FACE VALUE  GAIN (LOSS)
------------------------------------------------------------------------------------------
U.S. Treasury Long Bond ............      50         6/01/06      $5,000,000  $  (187,109)

------------------------------------------------------------------------------------------
                                       NUMBER OF                   CONTRACT   UNREALIZED
CONTRACTS TO SELL                      CONTRACTS  DELIVERY DATES  FACE VALUE  GAIN (LOSS)
------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note ..........      10         6/01/06      $1,000,000  $     5,937
U.S. Treasury 10 Year Note .........      70         6/01/06      $7,000,000  $   105,977


                                                          Semiannual Report | 25

Franklin Strategic Mortgage Portfolio

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March 2005. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC has also prepared and submitted to the SEC for its approval a plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


26 | Semiannual Report

Franklin Strategic Mortgage Portfolio

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange


                                                          Semiannual Report | 27

Franklin Strategic Mortgage Portfolio

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance during 2005, as well as during the previous ten years ended December 31, 2005, in comparison to a performance universe consisting of all retail and institutional U.S. mortgage funds as selected by Lipper. The income performance for the Fund during 2005 and in each of the previous ten years as shown in the Lipper report was in the first or top quintile of its Lipper performance universe, and its total return was in the second-highest quintile of such universe in 2005 and in the second-highest or highest quintile during each of the previous three-, five- and ten-year periods on an annualized basis. The Board expressed its satisfaction with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with its Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper report. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual


28 | Semiannual Report

Franklin Strategic Mortgage Portfolio

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that both the effective management fee rate for the Fund and its actual total expenses were in the first or lowest quintile of its Lipper expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as the Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.


                                                          Semiannual Report | 29

Franklin Strategic Mortgage Portfolio

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's management agreement provides an initial fee of 0.40% on the first $250 million of assets; 0.38% on the next $250 million of assets; and 0.36% on assets in excess of $500 million. The Fund had assets of approximately $340 million at the end of 2005 and the Board believes to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


30 | Semiannual Report

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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                          Not part of the semiannual report

        [LOGO](R)
    FRANKLIN TEMPLETON                              One Franklin Parkway
       INVESTMENTS                                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN STRATEGIC
MORTGAGE PORTFOLIO

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

157 S2006 05/06


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 22, 2006